Cover	Jul. 14, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 14, 2026
Entity File Number	001-43314
Entity Registrant Name	Disciplined Growth Acquisition Corporation
Entity Central Index Key	0002111038
Entity Tax Identification Number	99-1913742
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	169 Rockaway Avenue
Entity Address, City or Town	Garden City
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11530
City Area Code	516
Local Phone Number	550-4122
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one right
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one right
Trading Symbol	DGACU
Security Exchange Name	NYSE
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	DGAC
Security Exchange Name	NYSE
Rights, each right entitling the holder to receive one-fourth (1/4) of one Class A ordinary share upon the consummation of the initial business combination
Title of 12(b) Security	Rights, each right entitling the holder to receive one-fourth (1/4) of one Class A ordinary share
Trading Symbol	DGACR
Security Exchange Name	NYSE